Note 5 – Accounts Payable – Related Party	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Related Party Transactions [Abstract]
Note 5 – Accounts Payable – Related Party

Note 5 – Accounts Payable – Related Party

IMHC is a wholly owned subsidiary of BitNile, Inc and BitNile, Inc is a wholly owned subsidiary of BitNile Holdings, Inc. During the six months period ended June 30, 2022, BitNile Holdings, Inc. made vendor payments on behalf of IMHC amounting to $14,777.

During the six months ending June 30, 2021, the Company made stockholder repayments of $7,056. As of December 31, 2021, the balance due to the Company’s officers was $nil. These loans were unsecured, non-interest bearing and due on demand.

NOTE 4 – RELATED PARTY TRANSACTIONS

During the year ended December 31, 2021, the Company made repayments of $5,048. As of December 31, 2021 and 2020, the balance due to our officers was nil and $14,785, respectively. These loans are unsecured, non-interest bearing and due on demand. The Chief Executive Officer, Vincent Andreula, received cash payments of $25,000 and stock equity of $28,860 for services rendered during the year ended December 31, 2021

During the year ended December 31, 2020, our officer, Vincent Andreula, loaned to the Company $34,000 and $19,215 was repaid. The $34,000 was used to pay and settle $44,000 of outstanding notes payable with non-related parties and the $10,000 was forgiven by the note holder and recorded as a gain on forgiveness of debt.